FINANCIAL STATEMENTS

Parkstone Variable Annuity Account

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

Parkstone Variable Annuity Account

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Parkstone Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Parkstone Variable Annuity Account (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1993.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising Parkstone Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets
Columbia VP Dividend Opportunity	For each of the two years in the period ended December 31, 2023

Columbia VP Strategic Income	For each of the two years in the period ended December 31, 2023

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2023

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2023

Parkstone Variable Annuity Account

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values
Columbia VP Dividend Opportunity	4,693	$67,761	$184,134	$184,134	5,415	$33.96
Columbia VP Strategic Income	44,117	256,161	163,231	163,231	6,267	25.99
Guggenheim VIF All Cap Value	20,756	522,326	681,209	681,209	15,489	43.93
Guggenheim VIF High Yield	133	2,905	3,258	3,258	124	26.24
Guggenheim VIF Large Cap Value	1,358	39,166	54,332	54,332	1,339	40.62
Guggenheim VIF Managed Asset Allocation	21	418	597	597	22	26.63
Guggenheim VIF Small Cap Value	1,301	38,323	56,159	56,159	1,151	48.67
Guggenheim VIF SMid Cap Value	2,529	130,706	182,478	182,478	3,400	53.62
Guggenheim VIF StylePlus Large Core	3,067	100,840	124,995	124,995	3,177	39.39
Guggenheim VIF StylePlus Large Growth	13,004	202,510	247,214	247,214	4,845	51.03
Guggenheim VIF StylePlus Mid Growth	3,843	154,436	176,468	176,468	4,688	37.71
Guggenheim VIF StylePlus Small Growth	3,812	90,727	101,891	101,891	2,903	35.16
Guggenheim VIF Total Return Bond	1,254	15,770	18,042	18,042	1,321	13.65
Guggenheim VIF World Equity Income	4,347	45,832	58,814	58,814	1,990	29.52
Invesco V.I. Government Money Market	482,844	482,844	482,844	482,844	49,055	9.84
Neuberger Berman AMT Sustainable Equity	749	13,777	25,073	25,073	494	50.91

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	Columbia VP Dividend Opportunity	Columbia VP Strategic Income	Guggenheim VIF All Cap Value
Net assets as of December 31, 2021	$223,844	$174,789	$699,026

Investment income (loss):
Dividend distributions	—	4,728	7,650
Investment Expenses:
Mortality and expense risk and administrative charges	(2,918)	(2,239)	(9,474)

Net investment income (loss)	(2,918)	2,489	(1,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,586	71,229
Realized capital gain (loss) on investments	16,312	(3,170)	8,460
Change in unrealized appreciation (depreciation)	(19,508)	(27,971)	(95,629)

Net gain (loss) on investments	(3,196)	(24,555)	(15,940)

Net increase (decrease) in net assets from operations	(6,114)	(22,066)	(17,764)

Contract owner transactions:
Variable annuity deposits	(2)	(2)	1,895
Terminations, withdrawals and annuity payments	(24,091)	(2,021)	(16,580)
Transfers between subaccounts, net	(28)	191	(91)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(24,121)	(1,832)	(14,776)

Total increase (decrease) in net assets	(30,235)	(23,898)	(32,540)

Net assets as of December 31, 2022	$193,609	$150,891	$666,486

Investment income (loss):
Dividend distributions	—	5,646	10,063
Investment Expenses:
Mortality and expense risk and administrative charges	(2,555)	(2,177)	(9,245)

Net investment income (loss)	(2,555)	3,469	818

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	54,686
Realized capital gain (loss) on investments	10,948	(2,218)	11,171
Change in unrealized appreciation (depreciation)	(2,359)	11,050	(21,916)

Net gain (loss) on investments	8,589	8,832	43,941

Net increase (decrease) in net assets from operations	6,034	12,301	44,759

Contract owner transactions:
Variable annuity deposits	—	—	2,900
Terminations, withdrawals and annuity payments	(15,509)	(1,135)	(32,936)
Transfers between subaccounts, net	—	1,174	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(15,509)	39	(30,036)

Total increase (decrease) in net assets	(9,475)	12,340	14,723

Net assets as of December 31, 2023	$184,134	$163,231	$681,209

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2021	$3,623	$74,059	$645

Investment income (loss):
Dividend distributions	208	934	5
Investment Expenses:
Mortality and expense risk and administrative charges	(45)	(927)	(8)

Net investment income (loss)	163	7	(3)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,517	53
Realized capital gain (loss) on investments	32	6,272	1
Change in unrealized appreciation (depreciation)	(588)	(15,452)	(167)

Net gain (loss) on investments	(556)	(2,663)	(113)

Net increase (decrease) in net assets from operations	(393)	(2,656)	(116)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(147)	(20,843)	—
Transfers between subaccounts, net	(10)	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(157)	(20,843)	—

Total increase (decrease) in net assets	(550)	(23,499)	(116)

Net assets as of December 31, 2022	$3,073	$50,560	$529

Investment income (loss):
Dividend distributions	176	862	7
Investment Expenses:
Mortality and expense risk and administrative charges	(43)	(722)	(8)

Net investment income (loss)	133	140	(1)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,103	4
Realized capital gain (loss) on investments	18	258	1
Change in unrealized appreciation (depreciation)	159	(1,597)	60

Net gain (loss) on investments	177	3,764	65

Net increase (decrease) in net assets from operations	310	3,904	64

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(125)	(132)	—
Transfers between subaccounts, net	—	—	4
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(125)	(132)	4

Total increase (decrease) in net assets	185	3,772	68

Net assets as of December 31, 2023	$3,258	$54,332	$597

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2021	$77,745	$212,427	$135,533

Investment income (loss):
Dividend distributions	508	1,768	626
Investment Expenses:
Mortality and expense risk and administrative charges	(980)	(2,748)	(1,585)

Net investment income (loss)	(472)	(980)	(959)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,666	22,060	29,674
Realized capital gain (loss) on investments	4,299	8,368	1,191
Change in unrealized appreciation (depreciation)	(11,864)	(37,339)	(59,073)

Net gain (loss) on investments	(3,899)	(6,911)	(28,208)

Net increase (decrease) in net assets from operations	(4,371)	(7,891)	(29,167)

Contract owner transactions:
Variable annuity deposits	—	25,627	—
Terminations, withdrawals and annuity payments	(13,122)	(52,475)	(3,073)
Transfers between subaccounts, net	—	(10)	104
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(13,122)	(26,858)	(2,969)

Total increase (decrease) in net assets	(17,493)	(34,749)	(32,136)

Net assets as of December 31, 2022	$60,252	$177,678	$103,397

Investment income (loss):
Dividend distributions	778	2,687	1,822
Investment Expenses:
Mortality and expense risk and administrative charges	(813)	(2,489)	(1,593)

Net investment income (loss)	(35)	198	229

Increase (decrease) in net assets from operations:
Capital gain distributions	3,793	12,604	—
Realized capital gain (loss) on investments	2,162	2,741	532
Change in unrealized appreciation (depreciation)	(1,724)	(1,815)	24,754

Net gain (loss) on investments	4,231	13,530	25,286

Net increase (decrease) in net assets from operations	4,196	13,728	25,515

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(8,289)	(8,928)	(3,142)
Transfers between subaccounts, net	—	—	(775)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(8,289)	(8,928)	(3,917)

Total increase (decrease) in net assets	(4,093)	4,800	21,598

Net assets as of December 31, 2023	$56,159	$182,478	$124,995

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2021	$305,112	$213,096	$130,544

Investment income (loss):
Dividend distributions	965	587	317
Investment Expenses:
Mortality and expense risk and administrative charges	(3,187)	(2,237)	(1,436)

Net investment income (loss)	(2,222)	(1,650)	(1,119)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,612	42,523	33,184
Realized capital gain (loss) on investments	1,820	1,570	274
Change in unrealized appreciation (depreciation)	(147,856)	(103,236)	(68,422)

Net gain (loss) on investments	(91,424)	(59,143)	(34,964)

Net increase (decrease) in net assets from operations	(93,646)	(60,793)	(36,083)

Contract owner transactions:
Variable annuity deposits	—	16,029	—
Terminations, withdrawals and annuity payments	(32,155)	(25,448)	(278)
Transfers between subaccounts, net	—	(4)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(32,155)	(9,423)	(278)

Total increase (decrease) in net assets	(125,801)	(70,216)	(36,361)

Net assets as of December 31, 2022	$179,311	$142,880	$94,183

Investment income (loss):
Dividend distributions	2,891	2,264	1,297
Investment Expenses:
Mortality and expense risk and administrative charges	(3,009)	(2,212)	(1,351)

Net investment income (loss)	(118)	52	(54)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	150	61	621
Change in unrealized appreciation (depreciation)	68,016	34,926	16,943

Net gain (loss) on investments	68,166	34,987	17,564

Net increase (decrease) in net assets from operations	68,048	35,039	17,510

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(145)	(1,451)	(9,802)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(145)	(1,451)	(9,802)

Total increase (decrease) in net assets	67,903	33,588	7,708

Net assets as of December 31, 2023	$247,214	$176,468	$101,891

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. Government Money Market
Net assets as of December 31, 2021	$21,407	$62,177	$542,785

Investment income (loss):
Dividend distributions	572	1,223	6,334
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(787)	(7,353)

Net investment income (loss)	307	436	(1,019)

Increase (decrease) in net assets from operations:
Capital gain distributions	45	11,382	—
Realized capital gain (loss) on investments	56	884	—
Change in unrealized appreciation (depreciation)	(4,117)	(19,066)	—

Net gain (loss) on investments	(4,016)	(6,800)	—

Net increase (decrease) in net assets from operations	(3,709)	(6,364)	(1,019)

Contract owner transactions:
Variable annuity deposits	7,818	—	(1)
Terminations, withdrawals and annuity payments	(7,939)	(1,086)	(35,645)
Transfers between subaccounts, net	4	(197)	774
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(117)	(1,283)	(34,872)

Total increase (decrease) in net assets	(3,826)	(7,647)	(35,891)

Net assets as of December 31, 2022	$17,581	$54,530	$506,894

Investment income (loss):
Dividend distributions	658	1,468	22,583
Investment Expenses:
Mortality and expense risk and administrative charges	(247)	(775)	(7,054)

Net investment income (loss)	411	693	15,529

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	79	487	—
Change in unrealized appreciation (depreciation)	453	4,545	—

Net gain (loss) on investments	532	5,032	—

Net increase (decrease) in net assets from operations	943	5,725	15,529

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(482)	(1,041)	(39,681)
Transfers between subaccounts, net	—	(400)	102
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(482)	(1,441)	(39,579)

Total increase (decrease) in net assets	461	4,284	(24,050)

Net assets as of December 31, 2023	$18,042	$58,814	$482,844

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2021	$36,933

Investment income (loss):
Dividend distributions	30
Investment Expenses:
Mortality and expense risk and administrative charges	(380)

Net investment income (loss)	(350)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,308
Realized capital gain (loss) on investments	4,268
Change in unrealized appreciation (depreciation)	(13,055)

Net gain (loss) on investments	(6,479)

Net increase (decrease) in net assets from operations	(6,829)

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(9,652)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(9,652)

Total increase (decrease) in net assets	(16,481)

Net assets as of December 31, 2022	$20,452

Investment income (loss):
Dividend distributions	18
Investment Expenses:
Mortality and expense risk and administrative charges	(316)

Net investment income (loss)	(298)

Increase (decrease) in net assets from operations:
Capital gain distributions	370
Realized capital gain (loss) on investments	271
Change in unrealized appreciation (depreciation)	4,678

Net gain (loss) on investments	5,319

Net increase (decrease) in net assets from operations	5,021

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(400)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(400)

Total increase (decrease) in net assets	4,621

Net assets as of December 31, 2023	$25,073

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Parkstone Variable Annuity Account (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for Parkstone Variable Annuity are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Columbia VP Dividend Opportunity	1	Columbia Mgmt Investment Advisers, LLC	—

Columbia VP Strategic Income	1	Columbia Mgmt Investment Advisers, LLC	—

Guggenheim VIF All Cap Value	—	Security Investors, LLC	—

Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—

Guggenheim VIF High Yield	—	Security Investors, LLC	—

Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—

Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—

Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—

Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—

Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—

Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—

Guggenheim VIF World Equity Income	—	Security Investors, LLC	—

Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—

Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Two types of investment contracts are offered – one for individuals (the Nontrust Contracts) and one for trusts and customers of financial institutions’ trust departments (the Trust Contracts).

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Seventeen subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Columbia VP Dividend Opportunity	$—	$18,064
Columbia VP Strategic Income	6,955	3,447
Guggenheim VIF All Cap Value	67,071	41,603
Guggenheim VIF High Yield	176	168
Guggenheim VIF Large Cap Value	5,965	854
Guggenheim VIF Managed Asset Allocation	15	8
Guggenheim VIF Small Cap Value	4,571	9,102
Guggenheim VIF SMid Cap Value	15,291	11,417
Guggenheim VIF StylePlus Large Core	1,939	5,627
Guggenheim VIF StylePlus Large Growth	2,891	3,154
Guggenheim VIF StylePlus Mid Growth	2,264	3,663
Guggenheim VIF StylePlus Small Growth	1,297	11,153
Guggenheim VIF Total Return Bond	658	729
Guggenheim VIF World Equity Income	1,629	2,377
Invesco V.I. Government Money Market	22,622	46,672
Neuberger Berman AMT Sustainable Equity	387	715

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF SMid Cap Value	$27,779
Guggenheim VIF StylePlus Mid Growth	19,537
Guggenheim VIF Total Return Bond	7,865

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each Nontrust and Trust Contract, respectively, of which 0.60% is for assuming mortality risks and the remainder is for assuming expense risks. There are no assets in trust contracts.

Administrative Charge: An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount’s average daily net assets, which funds the Nontrust and Trust Contracts, respectively.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•	Maintenance Charge: SBL deducts a maintenance fee of $30 per year for each individual contract.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia VP Dividend Opportunity	—	(486)	(486)	1	(753)	(752)
Columbia VP Strategic Income	56	(54)	2	47	(124)	(77)
Guggenheim VIF All Cap Value	68	(796)	(728)	47	(405)	(358)
Guggenheim VIF High Yield	—	(5)	(5)	—	(6)	(6)
Guggenheim VIF Large Cap Value	—	(4)	(4)	—	(570)	(570)
Guggenheim VIF Managed Asset Allocation	—	—	—	—	—	—
Guggenheim VIF Small Cap Value	—	(193)	(193)	—	(302)	(302)
Guggenheim VIF SMid Cap Value	—	(183)	(183)	—	(562)	(562)
Guggenheim VIF StylePlus Large Core	3	(115)	(112)	26	(109)	(83)
Guggenheim VIF StylePlus Large Growth	—	(3)	(3)	—	(790)	(790)
Guggenheim VIF StylePlus Mid Growth	—	(43)	(43)	—	(294)	(294)
Guggenheim VIF StylePlus Small Growth	—	(298)	(298)	—	(10)	(10)
Guggenheim VIF Total Return Bond	—	(36)	(36)	—	(10)	(10)
Guggenheim VIF World Equity Income	6	(59)	(53)	15	(59)	(44)
Invesco V.I. Government Money Market	11	(4,072)	(4,061)	103	(3,773)	(3,670)
Neuberger Berman AMT Sustainable Equity	—	(9)	(9)	—	(224)	(224)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Columbia VP Dividend Opportunity
2023	5,415	33.96	184,134	—	1.40	3.63
2022	5,901	32.77	193,609	—	1.40	(2.50)
2021	6,653	33.61	223,844	—	1.40	24.44
2020	7,725	27.01	208,900	—	1.40	(0.30)
2019	9,178	27.09	248,811	—	1.40	22.36
Columbia VP Strategic Income
2023	6,267	25.99	163,231	0.04	1.40	8.16
2022	6,265	24.03	150,891	0.03	1.40	(12.62)
2021	6,342	27.50	174,789	0.05	1.40	0.66
2020	6,290	27.32	172,202	0.03	1.40	5.32
2019	6,577	25.94	170,961	3.72	1.40	8.81
Guggenheim VIF All Cap Value
2023	15,489	43.93	681,209	0.01	1.40	6.99
2022	16,217	41.06	666,486	0.01	1.40	(2.54)
2021	16,575	42.13	699,026	0.02	1.40	25.16
2020	16,994	33.66	572,519	0.01	1.40	0.45
2019	18,889	33.51	633,431	1.49	1.40	22.03
Guggenheim VIF High Yield
2023	124	26.24	3,258	0.06	1.40	10.48
2022	129	23.75	3,073	0.06	1.40	(10.98)
2021	135	26.68	3,623	0.04	1.40	3.93
2020	248	25.67	6,353	0.07	1.40	3.18
2019	269	24.88	6,673	7.76	1.40	10.19
Guggenheim VIF Large Cap Value
2023	1,339	40.62	54,332	0.02	1.40	7.75
2022	1,343	37.70	50,560	0.02	1.40	(2.68)
2021	1,913	38.74	74,059	0.02	1.40	25.25
2020	2,267	30.93	70,084	0.02	1.40	0.78
2019	2,371	30.69	72,734	1.71	1.40	20.12

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Guggenheim VIF Managed Asset Allocation
2023	22	26.63	597	0.01	1.40	12.55
2022	22	23.66	529	0.01	1.40	(17.76)
2021	22	28.77	645	0.00	1.40	10.91
2020	201	25.94	5,214	0.01	1.40	11.00
2019	201	23.37	4,698	1.68	1.40	18.45
Guggenheim VIF Small Cap Value
2023	1,151	48.67	56,159	0.01	1.40	8.74
2022	1,344	44.76	60,252	0.01	1.40	(5.07)
2021	1,646	47.15	77,745	0.01	1.40	24.41
2020	1,680	37.90	63,752	0.01	1.40	(2.34)
2019	2,148	38.81	83,458	0.73	1.40	20.87
Guggenheim VIF SMid Cap Value
2023	3,400	53.62	182,478	0.01	1.40	8.19
2022	3,583	49.56	177,678	0.01	1.40	(3.22)
2021	4,145	51.21	212,427	0.02	1.40	22.02
2020	4,280	41.97	179,729	0.01	1.40	2.84
2019	4,672	40.81	190,762	0.48	1.40	24.92
Guggenheim VIF StylePlus Large Core
2023	3,177	39.39	124,995	0.02	1.40	25.13
2022	3,289	31.48	103,397	0.01	1.40	(21.77)
2021	3,372	40.24	135,533	0.01	1.40	26.70
2020	3,858	31.76	122,419	0.01	1.40	17.11
2019	4,769	27.12	129,221	2.17	1.40	28.17
Guggenheim VIF StylePlus Large Growth
2023	4,845	51.03	247,214	0.01	1.40	37.96
2022	4,848	36.99	179,311	0.00	1.40	(31.66)
2021	5,638	54.13	305,112	0.01	1.40	26.00
2020	6,568	42.96	282,131	0.01	1.40	35.95
2019	6,820	31.60	215,502	1.97	1.40	32.05

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Guggenheim VIF StylePlus Mid Growth
2023	4,688	37.71	176,468	0.01	1.40	24.62
2022	4,731	30.26	142,880	0.00	1.40	(28.78)
2021	5,025	42.49	213,096	0.01	1.40	12.11
2020	5,655	37.90	213,984	0.01	1.40	30.24
2019	6,420	29.10	186,533	0.86	1.40	30.85
Guggenheim VIF StylePlus Small Growth
2023	2,903	35.16	101,891	0.01	1.40	19.35
2022	3,201	29.46	94,183	0.00	1.40	(27.65)
2021	3,211	40.72	130,544	0.00	1.40	5.06
2020	3,340	38.76	129,270	0.01	1.40	29.98
2019	4,397	29.82	130,980	0.62	1.40	23.94
Guggenheim VIF Total Return Bond
2023	1,321	13.65	18,042	0.04	1.40	5.49
2022	1,357	12.94	17,581	0.03	1.40	(17.37)
2021	1,367	15.66	21,407	0.02	1.40	(1.82)
2020	1,367	15.95	21,808	0.02	1.40	12.64
2019	1,612	14.16	22,841	2.69	1.40	2.98
Guggenheim VIF World Equity Income
2023	1,990	29.52	58,814	0.03	1.40	10.73
2022	2,043	26.66	54,530	0.02	1.40	(10.39)
2021	2,087	29.75	62,177	0.01	1.40	20.06
2020	2,341	24.78	58,085	0.03	1.40	5.13
2019	2,470	23.57	58,271	2.81	1.40	19.71
Invesco V.I. Government Money Market
2023	49,055	9.84	482,844	0.05	1.40	3.14
2022	53,116	9.54	506,894	0.01	1.40	(0.21)
2021	56,786	9.56	542,785	0.00	1.40	(1.34)
2020	59,731	9.69	578,995	0.00	1.40	(1.22)
2019	71,071	9.81	697,206	1.64	1.40	0.20

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Neuberger Berman AMT Sustainable Equity
2023	494	50.91	25,073	0.00	1.40	24.81
2022	503	40.79	20,452	0.00	1.40	(19.78)
2021	727	50.85	36,933	0.00	1.40	21.42
2020	1,420	41.88	59,413	0.00	1.40	17.61
2019	1,776	35.61	63,196	0.28	1.40	23.82

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.